EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on April 29, 2013 (Accession No. 0001193125-13-182480), to the Class A & C, Class I and Class R & Z Prospectuses dated April 22, 2013, for Cohen & Steers Real Assets Fund, Inc.